Payroll, staff and employee benefits obligations - Change in benefit obligations and plan assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in benefit obligations and plan assets
Net benefit liabilities relating to assets held for sale		$ 145	$ 3
Euro zone
Change in benefit obligations and plan assets
Contribution for the net pension liability in the balance sheet (as a percent)	57.00%
United Kingdom
Change in benefit obligations and plan assets
Contribution for the net pension liability in the balance sheet (as a percent)	25.00%
United States
Change in benefit obligations and plan assets
Contribution for the net pension liability in the balance sheet (as a percent)	14.00%
Pension benefits
Change in benefit obligations and plan assets
Balance at beginning of period	$ 3,067	2,873
Balance at end of period	2,707	3,067	2,873
Unfunded status	2,667	3,041	2,846
Pension benefits and other benefits liabilities	2,877	2,948	2,926
Other non-current assets	(170)	(26)	(56)
Net benefit liabilities relating to assets held for sale		145	3
Pension benefits | Benefit obligation
Change in benefit obligations and plan assets
Balance at beginning of period	12,164	12,473	14,297
Current service cost	263	251	271
Interest cost (income)	320	373	402
Past service cost	239	(92)	(35)
Settlements	(1)		(58)
Plan participants' contributions	7	8	8
Benefits paid	(717)	(651)	(653)
Actuarial losses (gains)	(450)	762	(533)
Foreign currency translation and other	1,047	(960)	(1,226)
Balance at end of period	12,872	12,164	12,473
Of which plans entirely or partially funded	12,140	11,376	11,742
Of which plans not funded	732	788	731
Pension benefits | Plan assets
Change in benefit obligations and plan assets
Balance at beginning of period	(9,123)	(9,627)	(10,498)
Interest cost (income)	(256)	(307)	(318)
Settlements			44
Plan participants' contributions	(7)	(8)	(8)
Employer contributions	(171)	(130)	(311)
Benefits paid	591	538	553
Actuarial losses (gains)	(344)	(428)	48
Foreign currency translation and other	(895)	839	863
Balance at end of period	(10,205)	(9,123)	(9,627)
Pension benefits | Asset ceiling
Change in benefit obligations and plan assets
Balance at beginning of period	26	27
Balance at end of period	40	26	27
Other benefits
Change in benefit obligations and plan assets
Balance at beginning of period	648	627
Balance at end of period	705	648	627
Unfunded status	705	648	627
Pension benefits and other benefits liabilities	705	648	627
Other benefits | Benefit obligation
Change in benefit obligations and plan assets
Balance at beginning of period	648	627	845
Current service cost	16	13	17
Interest cost (income)	17	21	22
Past service cost	12
Benefits paid	(27)	(30)	(32)
Actuarial losses (gains)	(36)	37	(71)
Foreign currency translation and other	75	(20)	(154)
Balance at end of period	705	648	627
Of which plans not funded	$ 705	$ 648	$ 627